Prepaid and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of Prepaid and Other Assets

Prepaid and other assets consisted of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
	In thousands of USD
Deposit of Haicang property	$4,610	$4,507
Deposits to software developer	16,219	11,407
The deposits for potential acquisition	142	139
Other current assets	237	372
Total	$21,208	$16,425